Gain (Loss) on Deconsolidation - Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total gain (loss) on deconsolidation	$ (45,160)
Gain on deconsolidation of Rudongyoujia [Member]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total gain (loss) on deconsolidation	5,604
Gain on deconsolidation of Jiangsu YJYC [Member]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total gain (loss) on deconsolidation	$ (50,764)